Schedule of Investments (unaudited)
June 30, 2023
iShares® Residential and Multisector Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Health Care REITs — 27.1%
CareTrust REIT, Inc.	178,423	$ 3,543,481
Community Healthcare Trust, Inc.	45,382	1,498,514
Diversified Healthcare Trust	426,238	959,035
Global Medical REIT, Inc.	108,505	990,651
Healthcare Realty Trust, Inc.	682,093	12,864,274
Healthpeak Properties, Inc.	982,796	19,754,199
LTC Properties, Inc.	73,112	2,414,158
Medical Properties Trust, Inc.	1,065,876	9,870,012
National Health Investors, Inc.	74,385	3,899,262
Omega Healthcare Investors, Inc.	420,586	12,907,784
Physicians Realty Trust	423,953	5,931,102
Sabra Health Care REIT, Inc.	412,319	4,852,995
Universal Health Realty Income Trust	22,920	1,090,534
Ventas, Inc.	633,831	29,961,191
Welltower, Inc.	828,365	67,006,445
		177,543,637
Residential REITs — 49.1%
American Homes 4 Rent, Class A	598,050	21,200,872
Apartment Income REIT Corp.	267,170	9,642,165
Apartment Investment & Management Co., Class A	263,710	2,246,809
AvalonBay Communities, Inc.	232,912	44,083,254
BRT Apartments Corp.	21,380	423,324
Camden Property Trust	186,355	20,288,469
Centerspace	26,917	1,651,627
Elme Communities	156,275	2,569,161
Equity LifeStyle Properties, Inc.	319,083	21,343,462
Equity Residential	621,703	41,013,747
Essex Property Trust, Inc.	114,676	26,868,587
Independence Realty Trust, Inc.	401,916	7,322,910
Invitation Homes, Inc.	1,018,638	35,041,147
Mid-America Apartment Communities, Inc.	190,536	28,934,797
Security	Shares	Value
Residential REITs (continued)
NexPoint Residential Trust, Inc.	40,242	$ 1,830,206
Sun Communities, Inc.	216,537	28,249,417
UDR, Inc.	589,336	25,317,875
UMH Properties, Inc.	97,817	1,563,116
Veris Residential, Inc.(a)	141,054	2,263,917
		321,854,862
Specialized REITs — 23.2%
CubeSmart	401,688	17,939,386
Extra Space Storage, Inc.	221,944	33,036,364
Life Storage, Inc.	152,511	20,277,863
National Storage Affiliates Trust	143,321	4,991,870
Public Storage	261,211	76,242,267
		152,487,750
Total Long-Term Investments — 99.4% (Cost: $809,541,294)		651,886,249
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(b)(c)	1,290,522	1,290,522
Total Short-Term Securities — 0.2% (Cost: $1,290,522)		1,290,522
Total Investments — 99.6% (Cost: $810,831,816)		653,176,771
Other Assets Less Liabilities — 0.4%		2,665,886
Net Assets — 100.0%		$ 655,842,657
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 1,066,711	$ 223,811 (a)	$ —	$ —	$ —	$ 1,290,522	1,290,522	$ 14,178	$ —
(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	115	09/15/23	$ 3,874	$ 67,822

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Residential and Multisector Real Estate ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 651,886,249	$ —	$ —	$ 651,886,249
Short-Term Securities
Money Market Funds	1,290,522	—	—	1,290,522
	$ 653,176,771	$ —	$ —	$ 653,176,771
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 67,822	$ —	$ —	$ 67,822
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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